Submission	Nov. 22, 2024
Submission [Line Items]
Central Index Key	0001423774
Registrant Name	Zuora, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES